Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 557	$ 573
Equity investment in publicly listed company	127	0
Equity method investments under equity method	11	11
Non-marketable equity securities	150	157
Total equity investments	$ 845	$ 741